Deposits	12 Months Ended
Dec. 31, 2011
Deposits/Regulatory Capital [Abstract]
DEPOSITS

NOTE 6. DEPOSITS

Deposit account balances at December 31, 2011 and 2010 are summarized as follows (in thousands):

	September 30,	September 30,
	2011	2010

Non-interest bearing demand	$90,035	79,614
Interest bearing demand	205,090	190,373
Savings	50,059	44,056
Certificates of deposit	130,884	114,158

Total deposits	$476,068	428,201

Certificates by contractual maturity as of December 31, 2011 are as follows (in thousands):

September 30,
2012	$79,928
2013	18,006
2014	4,858
2015	1,082
2016	18,174
Thereafter	8,836

$130,884

Certificates of deposit in excess of $100,000 aggregated approximately $70,847,000 and $56,773,000 at December 31, 2011 and 2010, respectively. Interest expense on these certificates amounted to approximately $852,000 and $971,000 for the years ended December 31, 2011 and 2010, respectively.

Overdrawn demand deposits reclassified as loans totaled approximately $1,328,000 and $532,000 at December 31, 2011 and 2010, respectively.